Borrowed Funds and Subordinated Debentures (Narrative) (Details) (USD $)	24 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Subordinated debentures	$ 15,465,000	$ 15,465,000	$ 15,465,000
Marketable Securities, Equity Securities	465,000	465,000	465,000
FHLB Advances [Member]
Debt Instrument [Line Items]
Number of FHLB Advances	6	6	3
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Amount of Advances	10,000,000	10,000,000	10,000,000
Repurchase Agreements [Member]
Debt Instrument [Line Items]
Number of FHLB Repurchase Agreements			3
Secured Debt, Repurchase Agreements			10,000,000
Subordinated Debenture July 24, 2006 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Jul. 24, 2036
Subordinated debentures	10,000,000	10,000,000
Debt Instrument, Interest Rate at Period End	1.84%	1.84%	1.84%
Debt Instrument, Basis Spread on Variable Rate	1.59%
Subordinated Debenture December 19, 2006 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date		Dec. 19, 2036
Subordinated debentures	5,000,000	5,000,000
Debt Instrument, Interest Rate at Period End	1.89%	1.89%	1.89%
Debt Instrument, Basis Spread on Variable Rate		1.65%
Securities Sold under Agreements to Repurchase [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.67%	3.67%
Debt Instrument, Maturity Date	Feb. 28, 2018
Debt Instrument, Term	10 years
Debt Instrument, Interest Rate at Period End	3.67%	3.67%	3.67%	3.67%
Secured Debt, Repurchase Agreements	15,000,000	15,000,000
Subordinated Debentures Subject to Mandatory Redemption [Member]
Debt Instrument [Line Items]
Maximum period to defer interest payment without default		5 years
Parent Company Only [Member]
Debt Instrument [Line Items]
Subordinated debentures	15,465,000	15,465,000	15,465,000
FHLB advance April 27, 2015 [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	3.70%	3.70%
Debt Instrument, Maturity Date		Apr. 27, 2015
FHLB advance November 2, 2016 [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	4.03%	4.03%
Debt Instrument, Maturity Date		Nov. 02, 2016
FHLB advance August 10, 2017 [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	4.23%	4.23%
Debt Instrument, Maturity Date		Aug. 10, 2017
FHLB advance December 15, 2016 [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	4.19%	4.19%
Debt Instrument, Maturity Date		Dec. 15, 2016
FHLB advance April 5, 2017 [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	4.27%	4.27%
Debt Instrument, Maturity Date		Apr. 05, 2017
FHLB advance December 20, 2017 [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	3.40%	3.40%
Debt Instrument, Maturity Date		Dec. 20, 2017
FHLB Overnight Line of Credit [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank, Advances, General Debt Obligations, Maximum Amount Available	$ 50,000,000	$ 50,000,000	$ 32,000,000
Debt Instrument, Interest Rate, Stated Percentage	0.32%	0.32%